Deferred Sales Inducements	12 Months Ended
Dec. 31, 2017
Deferred Sales Inducements

(10)	Deferred Sales Inducements
DSI at December 31 and the changes in the balance for years then ended are as follows:

	2017	2016	2015
Balance, beginning of year	$19,880	21,148	19,510
Capitalization	111	566	1,492
Amortization	(2,795)	(2,939)	(2,924)
Interest	925	1,004	1,020
Change in shadow DSI	(72)	101	2,050
Balance, end of year	$18,049	19,880	21,148
See note 9 for impacts of unlocking relating to DSI.